Supplementary Oil And Gas Information (Tables)	12 Months Ended
Dec. 31, 2012
Supplementary Oil And Gas Information [Abstract]
Net Proved Reserves

	Natural Gas (Bcf)			Oil and NGLs (MMbbls)
	Canada	United States	Total	Canada	United States	Total
2010
Beginning of year	5,349	5,713	11,062	35.5	41.2	76.7
Revisions and improved recovery	150	517	667	13.6	0.2	13.8
Extensions and discoveries	1,067	1,808	2,875	11.5	4.7	16.2
Purchase of reserves in place	116	81	197	0.4	0.5	0.9
Sale of reserves in place	(82)	(257)	(339)	(1.9)	(4.9)	(6.8)
Production	(483)	(679)	(1,162)	(4.8)	(3.5)	(8.3)
End of year	6,117	7,183	13,300	54.3	38.2	92.5
Developed	3,132	3,678	6,810	24.9	24.0	48.9
Undeveloped	2,985	3,505	6,490	29.4	14.2	43.6
Total	6,117	7,183	13,300	54.3	38.2	92.5

2011
Beginning of year	6,117	7,183	13,300	54.3	38.2	92.5
Revisions and improved recovery	3	(204)	(201)	32.3	(0.7)	31.6
Extensions and discoveries	826	1,121	1,947	18.2	5.4	23.6
Purchase of reserves in place	72	23	95	0.2	0.1	0.3
Sale of reserves in place	(158)	(927)	(1,085)	(4.7)	(1.3)	(6.0)
Production	(531)	(685)	(1,216)	(5.3)	(3.5)	(8.8)
End of year	6,329	6,511	12,840	95.0	38.2	133.2
Developed	3,523	3,286	6,809	39.6	24.4	64.0
Undeveloped	2,806	3,225	6,031	55.4	13.8	69.2
Total	6,329	6,511	12,840	95.0	38.2	133.2

2012
Beginning of year	6,329	6,511	12,840	95.0	38.2	133.2
Revisions and improved recovery (3)	(1,497)	(1,701)	(3,198)	(10.0)	38.9	28.9
Extensions and discoveries	638	338	976	25.9	39.2	65.1
Purchase of reserves in place	38	8	46	-	0.1	0.1
Sale of reserves in place	(461)	(321)	(782)	(2.2)	(3.8)	(6.0)
Production	(497)	(593)	(1,090)	(7.1)	(4.2)	(11.3)
End of year	4,550	4,242	8,792	101.6	108.4	210.0
Developed	2,985	2,628	5,613	47.8	43.1	90.9
Undeveloped	1,565	1,614	3,179	53.8	65.3	119.1
Total	4,550	4,242	8,792	101.6	108.4	210.0

Notes:

(1)  Definitions:

            a. “Net” reserves are the remaining reserves of Encana, after deduction of estimated royalties and including royalty interests.

          b. “Proved” oil and gas reserves are those quantities of oil and gas which by analysis of geoscience and engineering data, can be estimated with reasonable certainty to be economically producible from a given date forward, from known reservoirs, and under existing economic conditions, operating methods and government regulations.

          c. “Developed” oil and gas reserves are reserves of any category that are expected to be recovered through existing wells with existing equipment and operating methods or in which the cost of the required equipment is relatively minor compared to the cost of a new well.

          d. “Undeveloped” oil and gas reserves are reserves of any category that are expected to be recovered from new wells on undrilled acreage, or from existing wells where a relatively major expenditure is required for recompletion.

(2)  Encana does not file any estimates of total net proved natural gas, oil and NGL reserves with any U.S. federal authority or agency other than the Securities and Exchange Commission.

(3)   In 2012, revisions and improved recovery for natural gas included a reduction of 4,589 Bcf due to significantly lower 12-month average trailing natural gas prices, partially offset by additions of 1,391 Bcf for technical revisions and improved recovery.

12-Month Average Trailing Prices

The following reference prices were utilized in the determination of reserves and future net revenue:

	Natural Gas		Oil and NGLs
	Henry Hub ($/MMBtu)	AECO (C$/MMBtu)	WTI ($/bbl)	Edmonton (1) (C$/bbl)

Reserves Pricing (2)
2010	4.38	4.03	79.43	76.22
2011	4.12	3.76	96.19	96.53
2012	2.76	2.35	94.71	87.42

(1)    Light Sweet.

(2)  All prices were held constant in all future years when estimating net revenues and reserves.

Standardized Measure Of Discounted Future Net Cash Flows Relating To Proved Oil And Gas Reserves

	Canada			United States
($ millions)	2012	2011	2010	2012	2011	2010

Future cash inflows	15,471	27,731	25,535	14,124	26,558	29,428
Less future:
Production costs	6,273	9,717	8,676	4,095	6,195	6,894
Development costs	3,424	6,424	4,971	3,572	7,189	7,539
Asset retirement obligation payments	1,693	1,762	1,876	638	597	605
Income taxes	-	784	920	555	2,730	2,966
Future net cash flows	4,081	9,044	9,092	5,264	9,847	11,424
Less 10% annual discount for estimated timing of cash flows	1,079	3,759	3,803	2,249	4,384	5,277
Discounted future net cash flows	3,002	5,285	5,289	3,015	5,463	6,147

	Total
($ millions)	2012	2011	2010

Future cash inflows	29,595	54,289	54,963
Less future:
Production costs	10,368	15,912	15,570
Development costs	6,996	13,613	12,510
Asset retirement obligation payments	2,331	2,359	2,481
Income taxes	555	3,514	3,886
Future net cash flows	9,345	18,891	20,516
Less 10% annual discount for estimated timing of cash flows	3,328	8,143	9,080
Discounted future net cash flows	6,017	10,748	11,436

Changes In Standardized Measure Of Discounted Future Net Cash Flows Relating To Proved Oil And Gas Reserves

CHANGES IN STANDARDIZED MEASURE OF DISCOUNTED FUTURE NET CASH FLOWS RELATING TO PROVED OIL AND GAS RESERVES

	Canada			United States
($ millions)	2012	2011	2010	2012	2011	2010

Balance, beginning of year	5,285	5,289	4,089	5,463	6,147	4,343
Changes resulting from:
Sales of oil and gas produced during the period	(1,808)	(1,951)	(2,032)	(2,223)	(2,653)	(2,915)
Discoveries and extensions, net of related costs	509	1,161	975	319	887	1,243
Purchases of proved reserves in place	7	55	146	8	42	77
Sales and transfers of proved reserves in place	(155)	(212)	(96)	(369)	(1,021)	(198)
Net change in prices and production costs	(1,364)	516	1,645	(2,106)	733	3,827
Revisions to quantity estimates	(1,290)	188	174	(2,858)	(336)	610
Accretion of discount	571	576	433	693	762	465
Previously estimated development costs incurred,
net of change in future development costs	946	(441)	216	3,021	832	(289)
Other	(7)	54	(28)	(79)	63	144
Net change in income taxes	308	50	(233)	1,146	7	(1,160)
Balance, end of year	3,002	5,285	5,289	3,015	5,463	6,147

	Total
($ millions)	2012	2011	2010

Balance, beginning of year	10,748	11,436	8,432
Changes resulting from:
Sales of oil and gas produced during the period	(4,031)	(4,604)	(4,947)
Discoveries and extensions, net of related costs	828	2,048	2,218
Purchases of proved reserves in place	15	97	223
Sales and transfers of proved reserves in place	(524)	(1,233)	(294)
Net change in prices and production costs	(3,470)	1,249	5,472
Revisions to quantity estimates	(4,148)	(148)	784
Accretion of discount	1,264	1,338	898
Previously estimated development costs incurred,
net of change in future development costs	3,967	391	(73)
Other	(86)	117	116
Net change in income taxes	1,454	57	(1,393)
Balance, end of year	6,017	10,748	11,436

Results Of Operations

RESULTS OF OPERATIONS

	Canada			United States
($ millions)	2012	2011	2010	2012	2011	2010

Oil and gas revenues, net of royalties, transportation	2,205	2,382	2,393	2,713	3,294	3,613
and processing
Less:
Operating costs, production and mineral taxes,
and accretion of asset retirement obligations	397	431	361	490	641	698
Depreciation, depletion and amortization	748	966	826	1,102	1,226	1,094
Impairments	1,822	2,249	-	2,842	-	-
Operating income (loss)	(762)	(1,264)	1,206	(1,721)	1,427	1,821
Income taxes	(191)	(335)	340	(623)	517	659
Results of operations	(571)	(929)	866	(1,098)	910	1,162

	Total
($ millions)	2012	2011	2010

Oil and gas revenues, net of royalties, transportation	4,918	5,676	6,006
and processing
Less:
Operating costs, production and mineral taxes,
and accretion of asset retirement obligations	887	1,072	1,059
Depreciation, depletion and amortization	1,850	2,192	1,920
Impairments	4,664	2,249	-
Operating income (loss)	(2,483)	163	3,027
Income taxes	(814)	182	999
Results of operations	(1,669)	(19)	2,028

Capitalized Costs

	Canada			United States
($ millions)	2012	2011	2010	2012	2011	2010

Proved oil and gas properties	26,024	27,259	24,820	24,825	23,319	21,834
Unproved oil and gas properties	716	968	1,114	579	458	1,044
Total capital cost	26,740	28,227	25,934	25,404	23,777	22,878
Accumulated DD&A	23,962	20,906	17,985	21,236	17,294	16,051
Net capitalized costs	2,778	7,321	7,949	4,168	6,483	6,827

	Other			Total
($ millions)	2012	2011	2010	2012	2011	2010

Proved oil and gas properties	104	112	167	50,953	50,690	46,821
Unproved oil and gas properties	-	-	-	1,295	1,426	2,158
Total capital cost	104	112	167	52,248	52,116	48,979
Accumulated DD&A	104	112	167	45,302	38,312	34,203
Net capitalized costs	-	-	-	6,946	13,804	14,776

Costs Incurred

COSTS INCURRED

	Canada			United States
($ millions)	2012	2011	2010	2012	2011	2010

Acquisitions
Unproved	121	261	395	235	53	97
Proved	18	149	197	5	52	44
Total acquisitions	139	410	592	240	105	141
Exploration costs	201	174	58	633	181	198
Development costs	1,366	1,857	2,156	1,094	2,265	2,304
Total costs incurred	1,706	2,441	2,806	1,967	2,551	2,643

	Total
($ millions)	2012	2011	2010

Acquisitions
Unproved	356	314	492
Proved	23	201	241
Total acquisitions	379	515	733
Exploration costs	834	355	256
Development costs	2,460	4,122	4,460
Total costs incurred	3,673	4,992	5,449

Cost Not Subject To Depletion Or Amortization

As at December 31	2012	2011

Canada	$716	$968
United States	579	458
	$1,295	$1,426

The following is a summary of the costs related to Encana’s unproved properties as at December 31, 2012:

	2012	2011	2010	Prior to 2010	Total

Acquisition Costs	$403	$280	$231	$268	$1,182
Exploration Costs	33	25	3	52	113
	$436	$305	$234	$320	$1,295